Consolidated Statements of Changes in Stockholders' (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning of the period at Sep. 30, 2018	$ 159,815	$ 35,517,491	$ (34,317,478)	$ 1,359,828
Balance at the beginning of the period (in shares) at Sep. 30, 2018	159,815,013
Net loss	$ 0	0	(4,547,582)	(4,547,582)
Issuance of common stock and warrants, net of financing costs	$ 8,615	1,112,093	0	1,120,708
Issuance of common stock and warrants, net of financing costs (in shares)	8,615,384
Shares issued for the exercise of stock options - cashless	$ 477	(477)	0	0
Shares issued for the exercise of stock options - cashless (in shares)	477,269
Shares issued for the exercise of stock options	$ 88	32,312	0	32,400
Shares issued for the exercise of stock options (in shares)	87,567
Issuance of restricted stock	$ 3,517	(3,517)	0	0
Issuance of restricted stock (in shares)	3,517,000
Issuance of restricted stock for services	$ 100	42,900	0	43,000
Issuance of restricted stock for services (in shares)	100,000
Stock based compensation expense	$ 0	1,184,349	0	1,184,349
Balance at the ending of the period at Sep. 30, 2019	$ 172,612	37,885,151	(38,865,060)	$ (807,297)
Balance at the ending of the period (in shares) at Sep. 30, 2019	172,612,233			173,577,233
Net loss	$ 0	0	(1,659,754)	$ (1,659,754)
Issuance of common stock and warrants, net of financing costs	$ 14,286	2,152,876	0	2,167,162
Issuance of common stock and warrants, net of financing costs (in shares)	14,285,714
Stock based compensation expense	$ 0	199,052	0	199,052
Balance at the ending of the period at Dec. 31, 2019	$ 186,898	40,237,079	(40,524,814)	(100,837)
Balance at the ending of the period (in shares) at Dec. 31, 2019	186,897,947
Balance at the beginning of the period at Sep. 30, 2019	$ 172,612	37,885,151	(38,865,060)	$ (807,297)
Balance at the beginning of the period (in shares) at Sep. 30, 2019	172,612,233			173,577,233
Net loss	$ 0	0	(4,691,377)	$ (4,691,377)
Shares issued for the exercise of warrants	5,182	927,546	0	932,728
Shares issued for the exercise of warrants(in shares)	5,181,819
Issuance of common stock and warrants, net of financing costs	$ 14,286	2,152,876	0	2,167,162
Issuance of common stock and warrants, net of financing costs (in shares)	14,285,714
Issuance of restricted stock	$ 965	(965)	0	0
Issuance of restricted stock (in shares)	965,000
Stock based compensation expense	$ 0	898,293	0	898,293
Balance at the ending of the period at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	$ (1,500,491)
Balance at the ending of the period (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Net loss	$ 0	0	(1,154,104)	$ (1,154,104)
Stock based compensation expense	0	85,611	0	85,611
Balance at the ending of the period at Dec. 31, 2020	$ 193,045	$ 41,948,512	$ (44,710,541)	$ (2,568,984)
Balance at the ending of the period (in shares) at Dec. 31, 2020	193,044,766			193,094,766